UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     First United Bank & Trust
          -------------------------
Address:  19 South Second Street
          -------------------------
Oakland,  Maryland 21550
          -------------------------

Form 13F File Number: 28-10455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, andtables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Keith Sanders
                 ------------------------------------
Title:           Senior Trust Officer/First V.P.
                 ------------------------------------
Phone:           301-533-2360
                 ------------------------------------

Signature, Place, and Date of Signing:

/s/ Keith Sanders                 Oakland, Maryland            April 30, 2013
-----------------                 -----------------            ----------------
     Signature                      City, State                      Date

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT. (Check  here  if  all holdings of  this reporting manager  are reported  in  this report.)
[ ]      13F NOTICE. (Check here if  no holdings reported are  in this report, and all holdings are reported by other reporting manager(s).)
[ ]      13F COMBINATION REPORT. (Check  here  if  a  portion  of  the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    0
                                                               --------
Form 13F Information Table Entry Total:                              77
                                                               --------
Form 13F Information Table Value Total:                         $74,902
                                                               --------
                                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managerswith respect to which this report is filed, other than the manager filing this report.

                 None

                           FORM 13F INFORMATION TABLE



                                                                VALUE  SHARES/  SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
                  NAME OF ISSUER     TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRN   CALL   DSCRETN  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD                                        G1151C101    929    12232  SH            `                12232     0      0
AT&T INC                                    COM      00206R102    404    11026  SH           SOLE              11026     0      0
ABBOTT LABS                                 COM       2824100     429    12146  SH           SOLE              12146     0      0
APPLE INC COM                                         37833100    890     2010  SH           SOLE               2010     0      0
BECTON DICKINSON AND COMPANY                          75887109    454     4750  SH           SOLE               4750     0      0
BRISTOL MYERS SQUIBB CO                     COM      110122108   2275    55254  SH           SOLE              55254     0      0
CBS CORP NEW                                         124857202    598    12800  SH           SOLE              12800     0      0
CSX CORP                                    COM      126408103    744    30217  SH           SOLE              30217     0      0
CHEVRONTEXACO                                        166764100   1761    14821  SH           SOLE              14821     0      0
CISCO SYS INC                               COM      17275R102    815    39020  SH           SOLE              39020     0      0
COACH, INC                                           189754104    320     6405  SH           SOLE               6405     0      0
COCA COLA CO                                COM      191216100   1045    25842  SH           SOLE              25842     0      0
CONOCOPHILLIPS                                       20825C104    782    13015  SH           SOLE              13015     0      0
COSTCO WHSL CORP NEW                                 22160K105    487     4591  SH           SOLE               4591     0      0
DANAHER CORP DEL                            COM      235851102   1891    30425  SH           SOLE              30425     0      0
DEERE & COMPANY                                      244199105    968    11260  SH           SOLE              11260     0      0
DISNEY WALT CO                          COM DISNEY   254687106    676    11907  SH           SOLE              11907     0      0
DOMINION NEW RES INC VA NEW                          25746U109   1523    26171  SH           SOLE              26171     0      0
DU PONT E I DE NEMOURS & CO                 COM      263534109   1230    25016  SH           SOLE              25016     0      0
EXXON MOBIL CORP                            COM      30231G102   2372    26325  SH           SOLE              26325     0      0
FIRST UNITED CORPORATION                             33741H107   2259   272443  SH           SOLE             272443     0      0
GENERAL ELEC CO                             COM      369604103    636    27504  SH           SOLE              27504     0      0
GILEAD SCIENCES INC                                  375558103    758    15490  SH           SOLE              15490     0      0
GRAINGER W W INC                                     384802104    727     3230  SH           SOLE               3230     0      0
HEINZ H J CO                                COM      423074103   1537    21262  SH           SOLE              21262     0      0
HONEYWELL INTL INC                          COM      438516106    865    11481  SH           SOLE              11481     0      0
INTEL CORP                                  COM      458140100    759    34768  SH           SOLE              34768     0      0
INTERNATIONAL BUSINESS MACHS                COM      459200101   1148     5380  SH           SOLE               5380     0      0
ISHARES DOW JONES SELECT DIVIDEND INDEX              464287168   1108    17480  SH           SOLE              17480     0      0
ISHARES DOW JONES TRANSPORTATION AVERAGE             464287192    962     8642  SH           SOLE               8642     0      0
ISHARES MSCI EMERGING MARKETS INDEX                  464287234   1619    37844  SH           SOLE              37844     0      0
ISHARES RUSSELL MIDCAP VALUE INDEX                   464287473   1265    22188  SH           SOLE              22188     0      0
ISHARES RUSSELL MIDCAP GROTH INDEX                   464287481    760    10880  SH           SOLE              10880     0      0
ISHARES RUSSELL MIDCAP INDEX                         464287499    754     5924  SH           SOLE               5924     0      0
ISHARES RUSSELL 1000 VALUE INDEX                     464287598   1466    18061  SH           SOLE              18061     0      0
ISHARES RUSSELL 1000 GROWTH INDEX                    464287614   2283    31996  SH           SOLE              31996     0      0
ISHARES RUSSELL 2000 VALUE INDEX                     464287630    318     3797  SH           SOLE               3797     0      0
ISHARES RUSSELL 2000 GROWTH INDEX                    464287648    445     4136  SH           SOLE               4136     0      0
ISHARES RUSSELL 2000 INDEX                           464287655    401     4250  SH           SOLE               4250     0      0
ISHARES DOW JONES US TECHNOLOGY                      464287721   1382    18853  SH           SOLE              18853     0      0
ISHARES DOW JONES US REAL ESTATE                     464287739   1520    21874  SH           SOLE              21874     0      0
ISHARES DOW JONES US HEALTHCARE                      464287762    998    10355  SH           SOLE              10355     0      0
J P MORGAN CHASE & CO                                46625H100    351     7394  SH           SOLE               7394     0      0
JOHNSON & JOHNSON                           COM      478160104   1706    20929  SH           SOLE              20929     0      0
LOWES COS INC                               COM      548661107   1500    39569  SH           SOLE              39569     0      0
M & T BANK CORP                                      55261F104    454     4405  SH           SOLE               4405     0      0
MCDONALDS CORP                              COM      580135101   1237    12410  SH           SOLE              12410     0      0
METLIFE, INC.                                        59156R108    364     9565  SH           SOLE               9565     0      0
NATIONAL OILWELL VAR CO INC                          637071101    751    10620  SH           SOLE              10620     0      0
NORDSTROM INC                                        655664100    618    11190  SH           SOLE              11190     0      0
NUVEEN INSD TAX-FREE ADVANTAGE MUN FD       COM      670657105    186    12713               SOLE              12713     0      0
PEPSICO INC                                 COM      713448108   1002    12666  SH           SOLE              12666     0      0
POWERSHARES QQQ TRUST, SERIES 1                      73935A104   3293    47743  SH           SOLE              47743     0      0
POWERSHARES WATER RESOURCE                   P       73935X575    237    10300  SH           SOLE              10300     0      0
POWERSHARES OIL SERVICES                             73935X625    883    37794  SH           SOLE              37794     0      0
PRAXAIR INC                                 COM      74005P104   1000     8961  SH           SOLE               8961     0      0
PRICE T ROWE GROUP INC                               74144T108    867    11582  SH           SOLE              11582     0      0
PROCTER & GAMBLE CO                         COM      742718109    969    12571  SH           SOLE              12571     0      0
PRUDENTIAL FINANCIAL INC                             744320102    415     7030  SH           SOLE               7030     0      0
S&P 500 EQUAL WEIGHT INDEX                           78355W106    301     5051  SH           SOLE               5051     0      0
SPDR S&P 500 INDEX                                   78462F103   4890    31213  SH           SOLE              31213     0      0
SPDR GOLD TRUST ETF                                  78463V107    403     2610  SH           SOLE               2610     0      0
SPDR DOW JONES INDUS TRIAL AVERAGE                   78467X109    455     3128  SH           SOLE               3128     0      0
SCHLUMBERGER LTD                            COM      806857108    644     8603  SH           SOLE               8603     0      0
MATERIALS SECTOR SPDR                                81369Y100    407    10384  SH           SOLE              10384     0      0
CONSUMER STAPLES SECTOR SPDR                         81369Y308    579    14568  SH           SOLE              14568     0      0
CONSUMER DISCRETIONARY SECTOR SPDR                   81369Y407    630    11884  SH           SOLE              11884     0      0
ENERGY SECTOR SPDR                                   81369Y506    472     5952  SH           SOLE               5952     0      0
FINANCIAL SECTOR SPDR                                81369Y605    221    12130  SH           SOLE              12130     0      0
INDUSTRIAL SECTOR SPDR                               81369Y704    516    12349  SH           SOLE              12349     0      0
UTILITIES SECTOR SPDR                                81369Y886    208     5328  SH           SOLE               5328     0      0
SPECTRA ENERGY CORP                                  847560109    693    22529  SH           SOLE              22529     0      0
STATE ST CORP                                        857477103    511     8641  SH           SOLE               8641     0      0
TRACTOR SUPPLY                                       892356106   1021     9805  SH           SOLE               9805     0      0
UNITED BANKSHARES INC WEST V                COM      909907107    225     8456  SH           SOLE               8456     0      0
VERIZON COMMUNICATIONS                               92343V104   1786    36329  SH           SOLE              36329     0      0
WASTE MANAGEMENT INC                                 94106L109    544    13870  SH           SOLE              13870     0      0

GRAND TOTALS                                                    74902  1483343                               1483343     0      0